Financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Trade And Other Payables	$ 7,506,672	$ 5,301,417
Trade and other payables
Statement [Line Items]
Trade And Other Payables	7,382,325	5,162,280
Payables to associates and other related parties
Statement [Line Items]
Trade And Other Payables	$ 124,347	$ 139,137